OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	As of June 30, 2022	As of December 31, 2021
Capitalized fulfillment costs	2,851	3,541
Agent receivables	1,452	1,227
Advances	1,908	1,644
Claims receivables	6,082	4,342
Bunker receivables on time charter-out contracts	56,878	16,312
Other receivables	11,990	8,092
Total	81,161	35,158

Other receivables are presented net of allowances for credit losses amounting to $46.3 thousands as of June 30, 2022 and December 31, 2021. Provision for doubtful debts amounted to nil as of June 30, 2022 and December 31, 2021.
The increase in bunker receivables on time charter-out contracts is primarily driven by increase in bunker prices during the period.